Inventories - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Expenses By Nature Table [Line Items]
Raw materials and consumables used	$ 10,424	$ 6,321	$ 7,130
Inventory write-down	736	3,137
Direct costs
Schedule Of Expenses By Nature Table [Line Items]
Raw materials and consumables used	$ 10,462	$ 9,082	$ 57,442